Financial Instruments with Off-Balance Sheet Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments with Off-Balance-Sheet Risk
Other liabilities allowance for credit losses	$ 451,704
Binding loan commitments total amount	0	$ 280,000
Allowance for credit losses for OBS credit exposures	703,975	806,172
Junior subordinated debentures	12,887,000	$ 12,887,000
Payment obligations	12,500,000
External financing	$ 12,500,000